Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth information regarding Entergy’s performance and the Compensation Actually Paid (“CAP”) by Entergy and its subsidiaries, including the Company, to the Company’s principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”), as calculated in accordance with Item 402(v) of Regulation S-K.

Pay Versus Performance (PVP) Table

							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total 1st PEO(1)	SCT Total 2nd PEO(2)	CAP 1st PEO(3)	CAP 2nd PEO(4)	Avg SCT Total Non-PEO NEOs(5)	Avg CAP Non-PEO NEOs(6)	TSR(7)	Peer Group TSR(8)	Net Income(9) (In Thousands)	ETR Tax Adjusted EPS(10)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	N/A	$1,118,688	N/A	$1,241,539	$6,220,068	$7,964,841	$104.64	$122.25	$1,103,166	$6.58
2021	$1,246,210	$881,557	$574,114	$1,037,011	$7,409,460	$10,495,947	$101.07	$121.46	$1,118,492	$6.22
2020	$1,543,383	N/A	$850,925	N/A	$8,247,020	$4,828,195	$86.29	$102.72	$1,388,334	$6.90

1.	The amounts reported in this first column (b) are the amounts for 2020 and 2021 reported in column (j) of the 2021 Summary Compensation Table (“SCT”) for Ms. Sallie T. Rainer, who served as the Company’s PEO for the entirety of 2020 and during 2021 until her retirement as our Chief Executive Officer in November 2021.

2.	The amounts reported in this second column (b) are the amounts for 2021 and 2022 reported in column (j) of the 2022 SCT for Mr. Viamontes, who became the Company’s PEO in 2021 upon his appointment as our Chief Executive Officer effective upon Ms. Rainer’s retirement in November 2021.

3.	The amounts reported in this first column (c) represent CAP, as calculated in accordance with SEC disclosure rules, to Ms. Rainer for 2020 and 2021. CAP does not necessarily equal amounts that Ms. Rainer was actually paid in the listed year, but is a dollar amount derived from the SCT Total amount in the first column (b), adjusted for certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Ms. Rainer	2021	2020
SCT Total	$1,246,210	$1,543,383
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	($479,100)	($663,100)
Deduction for “Service Cost” for Pension Plans	($8,500)	($2,600)
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$-	$-
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Columns in the SCT	($266,557)	($302,054)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$85,864	$185,099
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	($42,028)	($298,373)
Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$38,225	$388,570
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—
Calculated CAP	$574,114	$850,925

4.	The amounts reported in this second column (c) represent CAP, as calculated in accordance with SEC disclosure rules, to Mr. Viamontes for 2021, the year in which he was appointed as our Chief Executive Officer, and for 2022. CAP does not necessarily equal amounts that Mr. Viamontes was actually paid in the listed year but is a dollar amount derived from the SCT Total amount in the second column (b), adjusted for certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Mr. Viamontes	2022	2021
SCT Total	$1,118,688	$881,557
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	($11,800)	($22,300)
Increase for “Service Cost” for Pension Plans	$16,300	$-
Increase for “Prior Service Cost” for Pension Plans	$-	$-
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Columns in the SCT	($350,389)	($298,154)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$351,005	$399,481
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$91,640	$78,038
Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$26,095	($1,611)
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—
Calculated CAP	$1,241,539	$1,037,011
5.	The amounts reported in this column (d) represent the average of amounts reported in column (j) of the 2022, 2021 and 2020 SCTs for our Non-PEO NEOs. The names of the non-PEO NEOs included in the average for each year are listed in the table below.

2022	2021	2020
A. Christopher Bakken, III	Marcus V. Brown	Marcus V. Brown
Leo P. Denault	Leo P. Denault	Leo P. Denault
Kimberly A. Fontan	Andrew S. Marsh	Andrew S. Marsh
Andrew S. Marsh	Roderick K. West	Roderick K. West
Roderick K. West

6.	The amounts reported in this column (e) represent the average CAP, as calculated in accordance with SEC disclosure rules, to the Non-PEO NEOs for 2022, 2021 and 2020. Average CAP does not necessarily equal the average amount that our Non-PEO NEOs was actually paid in the listed year but is a dollar amount derived from the Average SCT Total amount in column (d), adjusted for certain changes in equity award and pension plan values (expressed as averages), as follows:

Adjustments to Determine Average CAP for Non-PEO NEOs	2022	2021	2020
Average SCT Total	$6,220,068	$7,409,460	$8,247,020
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	($17,640)	($1,240,050)	($2,548,275)
Increase for “Service Cost” for Pension Plans	$115,440	$142,425	$117,475
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$-	$2,214,550	$-
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Columns in the SCT	($4,187,291)	($3,964,336)	($3,663,838)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$4,282,207	$5,204,916	$2,139,318
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$1,009,268	$315,059	($3,289,760)
Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$542,789	$413,923	$3,826,255
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Calculated Average CAP	$7,964,841	$10,495,947	$4,828,195
7.	The Company does not have publicly traded common stock, and equity awards granted to the PEOs and Non-PEO NEOs as compensation are all based in Entergy common stock. As a result, the amounts reported in this column (f) represent Entergy’s total shareholder return (“TSR”) for the prior three completed fiscal years. The calculation for each year is based on a fixed investment of $100 as of December 31, 2019 through the end of each applicable year in the table, assuming reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance.

8.	The Company does not have publicly traded common stock, and equity awards granted to the PEOs and Non-PEO NEOs as compensation are all based in Entergy common stock. As a result, the amounts reported in this column (g) represent the average TSR of the Philadelphia Utility Index, the index used by Entergy for purposes of the performance graph included in its 2022 annual report to shareholders pursuant to Item 201(e) of Regulation S-K. The same methodology was used in calculating Entergy’s TSR and that of the Philadelphia Utility Index, with the calculation for each year based on a fixed investment of $100 as of December 31, 2019, through the end of the applicable year in the table, assuming reinvestment of dividends.

9.	This column (h) reports Entergy’s net income for the prior three completed fiscal years. The Company’s net income for the applicable periods, as reflected in its audited financial statements, is as follows: $303,327,000 for the year ended December 31, 2022; $228,824,000 for the year ended December 31, 2021; and $215,073,000 for the year ended December 31, 2020.

10.	The PEOs and Non-PEO NEOs are compensated in accordance with Entergy’s executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company selected measure (“CSM”) reported in column (i) is Entergy’s Tax Adjusted EPS, which reflects the financial performance measure that in Entergy’s assessment represents the most important financial measure (aside from TSR) used to link CAP to the performance of Entergy for the most recently completed fiscal year. See Appendix A for the reconciliation of ETR Tax Adjusted EPS to GAAP results.

Company Selected Measure Name			ETR Tax Adjusted EPS
Named Executive Officers, Footnote [Text Block]
5.	The amounts reported in this column (d) represent the average of amounts reported in column (j) of the 2022, 2021 and 2020 SCTs for our Non-PEO NEOs. The names of the non-PEO NEOs included in the average for each year are listed in the table below.

2022	2021	2020
A. Christopher Bakken, III	Marcus V. Brown	Marcus V. Brown
Leo P. Denault	Leo P. Denault	Leo P. Denault
Kimberly A. Fontan	Andrew S. Marsh	Andrew S. Marsh
Andrew S. Marsh	Roderick K. West	Roderick K. West
Roderick K. West

Peer Group Issuers, Footnote [Text Block]
8.	The Company does not have publicly traded common stock, and equity awards granted to the PEOs and Non-PEO NEOs as compensation are all based in Entergy common stock. As a result, the amounts reported in this column (g) represent the average TSR of the Philadelphia Utility Index, the index used by Entergy for purposes of the performance graph included in its 2022 annual report to shareholders pursuant to Item 201(e) of Regulation S-K. The same methodology was used in calculating Entergy’s TSR and that of the Philadelphia Utility Index, with the calculation for each year based on a fixed investment of $100 as of December 31, 2019, through the end of the applicable year in the table, assuming reinvestment of dividends.

Adjustment To PEO Compensation, Footnote [Text Block]
3.	The amounts reported in this first column (c) represent CAP, as calculated in accordance with SEC disclosure rules, to Ms. Rainer for 2020 and 2021. CAP does not necessarily equal amounts that Ms. Rainer was actually paid in the listed year, but is a dollar amount derived from the SCT Total amount in the first column (b), adjusted for certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Ms. Rainer	2021	2020
SCT Total	$1,246,210	$1,543,383
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	($479,100)	($663,100)
Deduction for “Service Cost” for Pension Plans	($8,500)	($2,600)
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$-	$-
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Columns in the SCT	($266,557)	($302,054)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$85,864	$185,099
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	($42,028)	($298,373)
Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$38,225	$388,570
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—
Calculated CAP	$574,114	$850,925

4.	The amounts reported in this second column (c) represent CAP, as calculated in accordance with SEC disclosure rules, to Mr. Viamontes for 2021, the year in which he was appointed as our Chief Executive Officer, and for 2022. CAP does not necessarily equal amounts that Mr. Viamontes was actually paid in the listed year but is a dollar amount derived from the SCT Total amount in the second column (b), adjusted for certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Mr. Viamontes	2022	2021
SCT Total	$1,118,688	$881,557
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	($11,800)	($22,300)
Increase for “Service Cost” for Pension Plans	$16,300	$-
Increase for “Prior Service Cost” for Pension Plans	$-	$-
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Columns in the SCT	($350,389)	($298,154)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$351,005	$399,481
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$91,640	$78,038
Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$26,095	($1,611)
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—
Calculated CAP	$1,241,539	$1,037,011

Non-PEO NEO Average Total Compensation Amount			$ 6,220,068	$ 7,409,460	$ 8,247,020
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,964,841	10,495,947	4,828,195
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
6.	The amounts reported in this column (e) represent the average CAP, as calculated in accordance with SEC disclosure rules, to the Non-PEO NEOs for 2022, 2021 and 2020. Average CAP does not necessarily equal the average amount that our Non-PEO NEOs was actually paid in the listed year but is a dollar amount derived from the Average SCT Total amount in column (d), adjusted for certain changes in equity award and pension plan values (expressed as averages), as follows:

Adjustments to Determine Average CAP for Non-PEO NEOs	2022	2021	2020
Average SCT Total	$6,220,068	$7,409,460	$8,247,020
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	($17,640)	($1,240,050)	($2,548,275)
Increase for “Service Cost” for Pension Plans	$115,440	$142,425	$117,475
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$-	$2,214,550	$-
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Columns in the SCT	($4,187,291)	($3,964,336)	($3,663,838)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$4,282,207	$5,204,916	$2,139,318
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$1,009,268	$315,059	($3,289,760)
Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$542,789	$413,923	$3,826,255
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Calculated Average CAP	$7,964,841	$10,495,947	$4,828,195

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

PEO and Average Non-PEO NEO CAP versus Entergy’s Cumulative TSR*

The chart below illustrates the relationship between the CAP amounts for the PEOs and the Non-PEO NEOs to Entergy’s TSR as well as the TSR of Entergy as compared to the Philadelphia Utility Index.

* The Company does not have publicly traded common stock, and equity awards granted to the PEOs and Non-PEO NEOs are all based in Entergy common stock. As a result, the amounts reported in the above chart represent Entergy’s TSR for the prior three completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

PEO and Average Non-PEO NEO CAP versus Entergy’s Net Income*

The chart below illustrates the relationship between the CAP amounts for the PEOs and the Non-PEO NEOs to Entergy’s GAAP net income.

* The Company’s net income for the applicable periods, as reflected in its audited financial statements, is as follows: $303,327,000 for the year ended December 31, 2022; $228,824,000 for the year ended December 31, 2021; $215,073,000 for the year ended December 31, 2020.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

PEO and Average Non-PEO NEO CAP versus ETR Tax Adjusted EPS (CSM)

The chart below illustrates the relationship between the CAP amounts for the PEOs and the Non-PEO NEOs to Entergy’s CSM, ETR Tax Adjusted EPS. The PEOs and Non-PEO NEOs are compensated in accordance with Entergy’s executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the CSM illustrated below is Entergy’s Tax Adjusted EPS, which reflects the financial performance measure that in Entergy’s assessment represents the most important financial measure (aside from TSR) used to link CAP to the performance of Entergy for the most recently completed fiscal year.

Total Shareholder Return Vs Peer Group [Text Block]

PEO and Average Non-PEO NEO CAP versus Entergy’s Cumulative TSR*

The chart below illustrates the relationship between the CAP amounts for the PEOs and the Non-PEO NEOs to Entergy’s TSR as well as the TSR of Entergy as compared to the Philadelphia Utility Index.

* The Company does not have publicly traded common stock, and equity awards granted to the PEOs and Non-PEO NEOs are all based in Entergy common stock. As a result, the amounts reported in the above chart represent Entergy’s TSR for the prior three completed fiscal years.

Tabular List [Table Text Block]

Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs

The following is a list of performance measures, which in Entergy’s assessment represent the most important performance measures used by Entergy to link CAP to the NEOs for 2022 to the performance of Entergy. These measures include Entergy’s CSM, ETR Tax Adjusted EPS, set forth in column (i) of the PVP Table. As described in the CD&A, Entergy supplements its financial performance measures with ESG goals relating to safety, DIB, environmental stewardship, and customer NPS to demonstrate Entergy’s strong commitment to its ESG goals and to more directly link executive compensation to successful execution on Entergy’s strategies to achieve those objectives. Please see the CD&A for a further description of the financial metrics listed below as well as the ESG metrics used in Entergy’s 2022 executive compensation program.

●	ETR Tax Adjusted EPS
●	Adjusted FFO / Debt Ratio
●	Relative Total Shareholder Return

Total Shareholder Return Amount			$ 104.64	101.07	86.29
Peer Group Total Shareholder Return Amount			122.25	121.46	102.72
Net Income (Loss)			1,103,166,000	1,118,492,000	1,388,334,000
Net Income			$ 303,327,000	$ 228,824,000	$ 215,073,000
Company Selected Measure Amount | $ / shares			6.58	6.22	6.9
PEO Name	Mr. Viamontes	Ms. Sallie T. Rainer	Mr. Viamontes		Ms. Sallie T. Rainer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			ETR Tax Adjusted EPS
Non-GAAP Measure Description [Text Block]
10.	The PEOs and Non-PEO NEOs are compensated in accordance with Entergy’s executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company selected measure (“CSM”) reported in column (i) is Entergy’s Tax Adjusted EPS, which reflects the financial performance measure that in Entergy’s assessment represents the most important financial measure (aside from TSR) used to link CAP to the performance of Entergy for the most recently completed fiscal year. See Appendix A for the reconciliation of ETR Tax Adjusted EPS to GAAP results.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted FFO / Debt Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Shareholder Return
Ms. Sallie T. Rainer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 1,246,210	$ 1,543,383
PEO Actually Paid Compensation Amount				574,114	850,925
Mr. Viamontes [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,118,688	881,557
PEO Actually Paid Compensation Amount			1,241,539	1,037,011
PEO [Member] | Ms. Sallie T. Rainer [Member] | Change in Actuarial Present Value reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(479,100)	(663,100)
PEO [Member] | Ms. Sallie T. Rainer [Member] | "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(8,500)	(2,600)
PEO [Member] | Ms. Sallie T. Rainer [Member] | "Prior Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Ms. Sallie T. Rainer [Member] | Equity Awards Grant Date Fair Value reported under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(266,557)	(302,054)
PEO [Member] | Ms. Sallie T. Rainer [Member] | Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				85,864	185,099
PEO [Member] | Ms. Sallie T. Rainer [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(42,028)	(298,373)
PEO [Member] | Ms. Sallie T. Rainer [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Ms. Sallie T. Rainer [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				38,225	388,570
PEO [Member] | Ms. Sallie T. Rainer [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Mr. Viamontes [Member] | Change in Actuarial Present Value reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(11,800)	(22,300)
PEO [Member] | Mr. Viamontes [Member] | "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			16,300	0
PEO [Member] | Mr. Viamontes [Member] | "Prior Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Mr. Viamontes [Member] | Equity Awards Grant Date Fair Value reported under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(350,389)	(298,154)
PEO [Member] | Mr. Viamontes [Member] | Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			351,005	399,481
PEO [Member] | Mr. Viamontes [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			91,640	78,038
PEO [Member] | Mr. Viamontes [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Mr. Viamontes [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			26,095	(1,611)
PEO [Member] | Mr. Viamontes [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Non-PEO NEO [Member] | Change in Actuarial Present Value reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(17,640)	(1,240,050)	(2,548,275)
Non-PEO NEO [Member] | "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			115,440	142,425	117,475
Non-PEO NEO [Member] | "Prior Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	2,214,550	0
Non-PEO NEO [Member] | Equity Awards Grant Date Fair Value reported under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,187,291)	(3,964,336)	(3,663,838)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,282,207	5,204,916	2,139,318
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,009,268	315,059	(3,289,760)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			542,789	413,923	3,826,255
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0